Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Administration expenses
Exploration and evaluation costs (note 12)	$ 14,653	$ 36,170
Fees, salaries and other employee benefits	2,388	3,302
Legal and professional fees	264	316
Marketing and investor relations	1,390	1,453
Insurance	310	202
Office and administration	485	603
Regulatory, transfer agent and shareholder information	217	319
Operating expenses	19,707	42,365
Other expenses (income):
Project investigation costs	138	105
Accretion of provision for site reclamation and closure	39	39
Interest and other income	(110)	(247)
Amortization of flow-through share premium (note 10)	(2,347)	(5,966)
Loss on marketable securities	239	200
Foreign exchange loss	8	4
Other expenses (income)	(2,033)	(5,865)
Loss for the period	17,674	36,500
Other comprehensive loss (income), net of tax
Unrealized currency (gain) loss on translation of foreign operations	(285)	78
Other comprehensive loss (income) for the period	(285)	78
Total comprehensive loss for the period	$ 17,389	$ 36,578
Basic and diluted loss per share	$ .21	$ .48
Basic and diluted weighted average number of shares outstanding (note 17)	86,015,208	76,668,827